SHAREHOLDERS' EQUITY (Details) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value | ₪ / shares		₪ 0.6		₪ 0.6
Number of shares, Authorized	50,000,000		50,000,000
Number of shares, Issued	10,142,762		10,142,762
Number of shares, Outstanding	10,142,762		10,142,762
Ordinary shares, Amount | $	$ 1,985		$ 1,985